Filed Pursuant to Rule 497(e)
1933 Act File No. 333-00227
1940 Act File No. 811-07493

Hennessy Funds

June 10, 2009

Supplement to the Statement of Additional Information dated February 27, 2009

        Effective June 8, 2009 Dow Jones and Company, Inc. removed Citigroup, Inc. and General Motors Corporation from the Dow Jones Industrial Average and replaced them with Cisco Systems, Inc. and The Travelers Companies, Inc.

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The date of this Supplement is June 10, 2009.

Please retain this Supplement for future reference.